EQUITY - Legal Reserve and Income reserves (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Revenue reserve (as a percent)		5.00%
Maximum percentage of revenue reserved in paid-in capital		20.00%
Balance of legal reserves		R$ 3,504,656	R$ 3,149,679
Legal reserve
EQUITY
Balance of legal reserves		3,385,302	3,073,334
Expansion and modernization reserve
EQUITY
Recording of reserves	R$ 600,000
Tax incentive reserve
EQUITY
Balance of legal reserves		119,354	76,345
Balance of tax benefits		95,169	R$ 76,345
Inflow of tax benefits due to reduction in IRPJ levied		R$ 24,185
Percentage of reduction in IRPJ levied		75.00%